Investments in affiliates and joint ventures - Accounts Payable and Receivables from Joint Ventures and Affiliates (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Accounts receivable	$ 97,855	$ 83,811
Contract assets	35,027	15,802
Other assets	7,144	5,808
Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Accounts receivable	41,157	65,294
Contract assets	12,019	0
Other assets	350	2,444
Accounts payable and accrued liabilities	$ 15,087	$ 13,773